CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Common stock subject to possible redemption, shares	33,421,570	28,283,580
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock
Common stock subject to possible redemption, shares	33,421,570	28,283,580
Common stock subject to possible redemption, redemption price per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	0	5,137,990
Common stock, shares outstanding	0	5,137,990
Class B Common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,355,392	8,355,392
Common stock, shares outstanding	8,355,392	8,355,392